Subsequent Events - Additional Information (Details) (Subsequent Event [Member], USD $)	0 Months Ended	12 Months Ended
	Oct. 11, 2012	Dec. 31, 2011 Tca Global Credit Master Fund Lp [Member]
Subsequent Event [Line Items]
Short-term convertible note payable, outstanding amount	$ 37,500
Proceeds from short-term convertible note payable	35,000
Convertible note payable, interest rate	8.00%
Convertible note payable, maturity date	Jul. 15, 2013
Convertible note payable, conversion terms	The note is convertible into common shares after six months, and the conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.
Equity Agreement Value Of Shares Committed To Purchase		2,000,000
Equity Agreement Par Value Per Share Committed To Purchase		0.001
Equity Agreement Purchase Price Description		The purchase price of the Shares under the Equity Agreement is equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire''s common stock during the five (5) consecutive trading days after BlueFire delivers to TCA an Advance notice in writing requiring TCA to advance funds (an "Advance") to BlueFire, subject to the terms of the Equity Agreement.
Equity Agreement Facility Fee Shares Value		$ 110,000